CASH AND RESTRICTED CASH (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
SCHEDULE OF CASH AND RESTRICTED CASH
	June 30, 2021	December 31, 2020
Cash on hand	$109	$141
Bank balances	137,421	29,517
Restricted cash	165,488	28,746
Total	$303,018	$58,404
Cash and restricted cash are as follows:
	December 31, 2020	December 31, 2019
Cash on hand	$141	$252
Bank balances	29,517	8,842
Restricted cash	28,746	182,627
Total	$58,404	$191,721